EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments	The carrying values for these investments as of December 31, 2024, and 2023, were as follows:

(in thousands)	Spiegel Venture	Nebula	Total

Balance, December 31, 2023	$1,736	$4,618	$6,354
Equity method investment loss*	(1,736)	(770)	(2,506)
Balance, December 31, 2024	$—	$3,848	$3,848

* Equity method investment loss amounts include impairments during 2024 of $0.1 million for the Spiegel Venture.